Subsequent Events - Additional Information (Detail) - Events After Reporting R$ in Millions, $ in Millions, $ in Millions	Jan. 25, 2022 USD ($) tons	Jan. 24, 2022 MXN ($)	Jan. 24, 2022 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Business acquired percentage (in percent)		100.00%	100.00%
Consideration transferred, acquisition-date fair value		$ 1,948	R$ 523
Amount of joint investment | $	$ 60
Post-consumption PET bottles per year (in tons)	50,000
Food grade recycled material ready for reuse (in tons)	35,000